Revision of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2022
Condensed Financial Information Disclosure [Abstract]
Revision of Previously Issued Financial Statements

Note 2 — Revision of Previously Issued Financial Statements

In connection with the preparation of the Company’s financial statements as of December 31, 2021, Management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company did not properly allocate the offering costs.

The error was recorded and presented within the financial statements as of December 31, 2021. This revision note is presenting the changes from the previously reported balances to the revised balances as of and for the three months ended September 30, 2021 and for the period January 27, 2021 (inception) through September 30, 2021 for comparative purposes of these condensed financial statements.

The impact of the revision on the Company’s financial statements is reflected in the following table.

Statement of Operations for the three months ended September 30, 2021	As Previously Reported	Adjustment	As Revised
Issuance cost of over-allotment	$—	$(23,439)	$(23,439)
Net (loss) income	$(21,537)	$(23,439)	$(44,976)
Statement of Operations for the period January 27, 2021 through September 30, 2021	As Previously Reported	Adjustment	As Revised
Issuance cost of over-allotment	$—	$(23,439)	$(23,439)
Net (loss) income	$(41,425)	$(23,439)	$(64,864)
Statement of Shareholders’ Equity as of September 30, 2021	As Previously Reported	Adjustment	As Revised
Additional paid in capital	$4,871,950	$(46,561)	$4,825,389
Accumulated deficit	$(41,425)	$(23,439)	$(64,864)
Total Shareholders’ Deficit	$4,831,527	$(70,000)	$4,761,527
Statement of Cashflow for the period January 27, 2021 through September 30, 2021	As Previously Reported	Adjustment	As Revised
Supplemental disclosure of non-cash financing activities:
Accrued offering costs	$81,000	$70,000	$151,000